Note 9 - Debt, Credit Facility and Leases - Future Payments of Long-term Debt (Details) - Senior Notes [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Total	$ 298,837
The 2028 Senior Notes [Member]
2026		$ 19,068
2027		19,068
2028		265,403
Total		$ 303,539